Interest Income and Expense - Summary of Interest Income and Expense by Basis of Accounting Classification (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended	9 Months Ended
	Jul. 31, 2020	Jul. 31, 2020
Analysis of income and expense [abstract]
Interest expense of lease liabilities	$ 38	$ 115